Derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
NOTE 10 – Derivative instruments and hedging activities:

a.	Foreign exchange risk management:
In 2025
, approximately
43
% of Teva’s revenues were denominated in currencies other than the U.S. dollar. As a result, Teva is subject to significant foreign currency risks.

The Company enters into forward exchange contracts and purchases and writes options in order to hedge the currency exposure on balance sheet items, revenues and expenses. In addition, the Company takes measures to reduce its exposure by using natural hedging. The Company also acts to offset risks in opposite directions among the subsidiaries within Teva. The currency hedged items are usually denominated in the following main currencies: euro, Swiss franc, British pound, Russian ruble, Canadian dollar, Polish złoty, Japanese yen, new Israeli shekel, Indian rupee and other currencies. Depending on market conditions, foreign currency risk is also managed through the use of foreign currency debt.
The Company may choose to hedge against possible fluctuations in foreign subsidiaries net assets (“net investment hedge”) and has entered into cross currency swaps and forward contracts in the past in order to hedge such an exposure.
Most of the counterparties to the derivatives are major banks and the Company is monitoring the associated inherent credit risks. The Company does not enter into derivative transactions for trading purposes.

b.	Interest risk management:
The Company raises capital through various debt instruments, including senior notes, sustainability-linked senior notes, bank loans and convertible debentures that bear fixed or variable interest rates, as well as a syndicated sustainability-linked revolving credit facility and securitization programs that bear a variable interest rate. In some cases, the Company has swapped from a fixed to a variable interest rate (“fair value hedge”) and from a fixed to a fixed interest rate with an exchange from a currency other than the functional currency (“cash flow hedge”), thereby reducing overall interest expenses or hedging risks associated with interest rate fluctuations. As of December 31, 2025, all outstanding senior notes, sustainability-linked senior notes and convertible debentures bear a fixed interest rate.

c.	Bifurcated embedded derivatives:
Upon issuance of sustainability-linked senior notes, Teva recognized embedded derivatives related to interest rate adjustments and a potential one-time
premium payment upon failure to achieve certain sustainability performance targets, such as access to medicines in low-to-middle-income
countries and absolute greenhouse gas emissions reduction, which were bifurcated and are accounted for separately as derivative financial instruments. Following the adoption of ASU
2025-07,
the sustainability-linked senior notes (with interest rate adjustments and a potential one-time premium tied to sustainability targets) are no longer subject to bifurcation, and these features are now accounted for as part of the host debt instrument per the amended guidance. As of December 31, 2025, no separate derivative instruments are recognized for these notes.

d.	Derivative instrument outstanding:
The following table summarizes the classification and fair values of derivative instruments:

	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Reported under	(U.S. $ in millions)		(U.S. $ in millions)
Asset derivatives:
Other current assets:
Option and forward contracts	$—	$—	$86	$71
Liability derivatives:
Other current liabilities:
Option and forward contracts	$—	$—	$(38)	$(24)
Other non-current liabilities:
Cross-currency interest rate swap-cash flow hedge (1)	(19)	—	—	—
The table below provides information regarding the location and amount of pre-tax
(gains) losses from derivatives designated in fair value or cash flow hedging relationships:

Reported under	Financial expenses, net			Other comprehensive income (loss)
	Year ended December 31,			Year ended December 31,
	2025	2024	2023	2025	2024	2023
	(U.S. $ in millions)
Line items in which effects of hedges are recorded	$934	$981	$1,057	$784	$(508)	$91
Cross-currency swaps-cash flow hedge (1)	11	(8)	(11)	(3)	1	1

The table below provides information regarding the location and amount of pre-tax
(gains) losses from derivatives not designated as hedging instruments:

Reported under	Financial expenses, net			Net revenues
	Year ended December 31,			Year ended December 31,
	2025	2024	2023	2025	2024	2023
	(U.S. $ in millions)
Line items in which effects of hedges are recorded	$934	$981	$1,057	$(17,258)	$(16,544)	$(15,846)
Option and forward contracts (2)	(24)	(109)	(54)	—	—	—
Option and forward contracts economic hedge (3)	—	—	—	65	(34)	2

(1)
On May 2025, Teva entered into a $500 million notional amount of fixed to fixed cross-currency interest rate swaps relating to its 5.75% senior notes due 2030 to hedge the foreign currency exchange risk of future principal and interest payments associated with the USD denominated notes. The cross-currency swaps synthetically convert part of the USD debt into CHF, aligning debt servicing costs with Teva’s inflows and reducing economic volatility. These swaps have been designated as cash flow hedges and the gain or loss on these swaps will be reported as a component of other comprehensive income and reclassified into earnings in each period during which the swaps affect earnings in the same line item associated with the USD denominated bonds.

(2)
Teva uses foreign exchange contracts (mainly option and forward contracts) to hedge balance sheet items from currency exposure. These foreign exchange contracts are not designated as hedging instruments for accounting purposes. In connection with these foreign exchange contracts, Teva recognizes gains or losses that offset the revaluation of the balance sheet items also recorded under financial expenses, net.

(3)
Teva entered into option and forward contracts designed to limit the exposure of foreign exchange fluctuations on projected revenues and expenses recorded in euro, Swiss franc, British pound, Russian ruble, Canadian dollar, Polish złoty, new Israeli shekel, Indian rupee and some other currencies to protect its projected operating results for 2025 and 2026. These derivative instruments do not meet the criteria for hedge accounting, however, they are accounted for as an economic hedge. These derivative instruments, which may include hedging transactions of future projected revenues and expenses, are recognized on the balance sheet at their fair value on a quarterly basis, while the foreign exchange impact on the underlying revenues and expenses may occur in subsequent quarters. Changes in the fair value of the derivative instruments are recognized in the same line item in the statements of income as the underlying exposure being hedged. Cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

e.	Amortizations due to terminated derivative instruments:
Forward starting interest rate swaps and treasury lock agreements
In 2015, Teva entered into forward starting interest rate swaps and treasury lock agreements to protect the Company from interest rate fluctuations in connection with a future debt issuance the Company was planning. These forward starting interest rate swaps and treasury lock agreements were terminated in July 2016 upon the debt issuance. The termination of these transactions resulted in a loss position of $493 million, which was recorded in other comprehensive income (loss) and is amortized under financial expenses, net over the life of the debt.

With respect to these forward starting interest rate swaps and treasury lock agreements, losses of $
35
 million, $
28
 million and $
31
 million were recognized under financial expenses, net for the years ended December 31, 2025, 2024 and 2023, respectively.

f.	Securitization:
U.S. securitization program
On November 7, 2022, Teva and a bankruptcy-remote special purpose vehicle (“SPV”) entered into an accounts receivable securitization facility (“AR Facility”) with PNC Bank, National Association (“PNC”) with a three-year term. The AR Facility initially provided for purchases of accounts receivable by PNC in an amount of up to $1 billion was later adjusted through amendments to reflect changes in receivables purchaser participation and commitment amounts totaling up to $950 million. In November 2025, the AR facility was extended
for an additional three-year term. The commitment amount remained $950 million.
Under the AR Facility, Teva’s subsidiaries continuously sell their accounts receivables, originated in the U.S., to the SPV and the SPV on-sells
them to the receivables purchasers.
The SPV is a variable interest entity (“VIE”) for which Teva is considered to be the primary beneficiary. The SPV’s sole business consists of the purchase of receivables from Teva’s subsidiaries and the subsequent transfer of such receivables to the receivables purchasers.
Although the SPV is included in Teva’s consolidated financial statements, it is a separate legal entity with separate creditors. The assets of the SPV are not available to pay creditors of Teva or its subsidiaries.
Upon the transfer of ownership and control of the receivables to the SPV, Teva and its subsidiaries have no retained interests in the receivables sold, and they become unavailable to Teva’s creditors should the relevant seller become insolvent.
Teva has collection and administrative responsibilities for the receivables sold to the SPV. The fair value of these servicing arrangements as well as the fees earned was immaterial.
The Company accounts for receivables sold from the SPV to the receivables purchasers as a sale of financial assets under ASC 860 and derecognizes the trade receivables from the Company’s Consolidated Balance Sheet.
The outstanding amount of receivables sold to the receivables purchasers and derecognized by the SPV, as of December 31, 2025 and 2024, was $
794 million and $895 million, respectively. In addition to the accounts receivables sold, as of December 31, 2025 and 2024, an amount of $799 million and $558 million of the SPV’s accounts receivables was pledged by the SPV as a seller guarantee, and is included under “Accounts receivables, net,” in the Consolidated Balance Sheet.
EU securitization program
Teva maintains a trade receivables securitization program (the “EU securitization program”) to sell accounts receivables, mainly originated in Europe, to BNP Paribas Bank (“BNP”), originally established in April 2011 and extended through August 2026. Under the EU securitization program, Teva, on a consolidated basis through its participating subsidiaries, receives an initial cash purchase price and the right to a deferred purchase price (“DPP”), according to the purchase price for the receivables sold by it.

On an individual seller basis, each Teva subsidiary participating in the EU securitization program sells receivables to BNP at their nominal amount. BNP then immediately on-sells
such receivables at their nominal amount to a bankruptcy-remote special-purpose entity (“SPE”), which in turn sells such receivables to a conduit sponsored by BNP (“the conduit”) for an initial cash purchase price (equal to the nominal amount of such receivables less a discount) and the right to receive a DPP.
The SPE is a VIE for which Teva is considered to be the primary beneficiary. The SPE’s sole business consists of the purchase of receivables from Teva subsidiaries and the subsequent sale of such receivables to the conduit.
Although the SPE is included in Teva’s consolidated financial statements, it is a separate legal entity with separate creditors. The conduit and other designated creditors of the SPE are entitled, both before and upon the SPE’s liquidation, to be paid out of the SPE’s assets prior to the DPP payable to Teva. The SPE’s assets are not available to pay Teva’s or its subsidiaries’ creditors.
Once a Teva subsidiary sells receivables to BNP, such subsidiary does not retain any interests in the receivables sold and does not have access to such receivables upon its insolvency. The conduit has all the rights in the securitized trade receivables, including the right to pledge or dispose such receivables. Consequently, receivables sold under this agreement are de-recognized
from Teva’s Consolidated Balance Sheet.
The portion of the purchase price for the receivables which is not paid in cash by the conduit is a DPP asset. The conduit pays the SPE the DPP from collections received by the conduit from the securitized trade receivables (after paying senior costs and expenses, including the conduit’s debt service obligations), which the SPE then pays to Teva. The DPP asset represents a beneficial interest in the transferred financial assets and is recognized at fair value as part of the sale transaction. The DPP asset is included in other current assets on Teva’s Consolidated Balance Sheet.
Teva has collection and administrative responsibilities for the sold receivables. The fair value of these servicing arrangements as well as the fees earned was immaterial.
The DPP asset as of December 31, 2025 and 2024 was $326 million and $231 million, respectively.
As of December 31, 2025 and 2024, the outstanding principal amount of receivables sold, net of DPP, was $677 million and $626 million, respectively.
The following table summarizes the change in the sold receivables outstanding balance, net of DPP, under the outstanding securitization program:

	As of and for the year ended December 31,
	2025	2024
	(U.S. $ in millions)
Sold receivables at the beginning of the year	$626	$686
Proceeds from sale of receivables	4,505	4,737
Cash collections (remitted to the owner of the receivables)	(4,513)	(4,768)
Effect of currency exchange rate changes	59	(29)

Sold receivables at the end of the year	$677	$626

g.	Supplier Finance Program Obligation
Teva maintains supply chain finance agreements with participating financial institutions. Under these agreements, participating suppliers may voluntarily elect to sell their accounts receivable with Teva to these financial institutions. Teva’s suppliers negotiate their financing agreements directly with the respective financial institutions and Teva is not a party to these agreements. Teva has no economic interest in its suppliers’ decisions to participate in the program and Teva pays the financial institutions the stated amount of confirmed invoices on the maturity dates, which is generally within 120 days from the date the invoice was received. The agreements with the financial institutions do not require Teva to provide assets pledged as security or other forms of guarantees for the supplier finance program. All outstanding amounts related to suppliers participating in the supplier finance program are recorded under accounts payable in Teva’s consolidated balance sheets.

As of December 31, 2025 and December 31, 2024, the outstanding accounts payable to suppliers
participating in these supplier finance programs were $
225
 million and $
158
 million, respectively.
The following table summarizes the change in the outstanding accounts payables under the program:

	As of and for the year ended December 31,
	2025	2024
	(U.S. $ in millions)
Confirmed obligations outstanding at the beginning of the year	$158	108
Invoices confirmed during the year	786	533
Confirmed invoices paid during the year	(719)	(483)
Confirmed obligations outstanding at the end of the year	$225	158